Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Property and Equipment, Net
Property and Equipment

	Useful	April 30,	January 31,
	Life (Years)	2020	2020
Land, buildings and improvements	1 - 40	$25.9	$38.2
Machinery	1 - 20	189.0	257.9
Furniture and equipment	1 - 15	156.4	216.7
		371.3	512.8
Less accumulated depreciation		213.2	206.0
		$158.1	$306.8

	Useful	January 31,	January 31,
	Life (Years)	2020	2019
Land, buildings and improvements	1 - 40	$38.2	$32.3
Machinery	1 - 20	257.9	202.2
Furniture and equipment	1 - 15	216.7	190.1
		512.8	424.6
Less accumulated depreciation		206.0	152.7
		$306.8	$271.9